INCOME TAXES - U.S. and Foreign Components of Income (loss) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.	$ (9,717)	$ (11,828)
Foreign	(516)	(1,248)
Loss from operations	$ (10,233)	$ (13,076)